Fees Summary	Apr. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 103,481,070.00
Previously Paid Amount	0.00
Total Fee Amount	14,290.74
Total Offset Amount	0.00
Net Fee	14,290.74
Narrative - Max Aggregate Offering Price	$ 103,481,070.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true